As filed with the Securities and Exchange Commission on August 1, 2002
                                 Registration Nos. 333-85326; 811-7935
___________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 1                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 10

                              SEPARATE ACCOUNT NY-B
                           (Exact Name of Registrant)

                        RELIASTAR LIFE INSURANCE COMPANY
                                   OF NEW YORK
                               (Name of Depositor)

                          1000 Woodbury Road, Suite 102
                               Woodbury, NY 11797
                                 (800) 963-9539
         (Address and Telephone Number of Depositor's Principal Offices)


         Linda E. Senker, Esq.                  Kimberly J. Smith
         ReliaStar Life Insurance               ING
         Company of New York                    1475 Dunwoody Drive
         1475 Dunwoody Drive                    West Chester, PA  19380
         West Chester, PA 19380                 (610) 425-3427
         (610) 425-4139

          (Name and Address of Agent for Service of Process)

-------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                           PARTS A AND B

The Prospectus, dated May 1, 2002, and the Statement of Additional Information dated April 1, 2002 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 1 by reference to Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002.

One supplement dated July 31, 2002 to the Prospectus is included in Part A of this Post-Effective Amendment No. 1.

ING


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


                              PROSPECTUS SUPPLEMENT
                               DATED JULY 31, 2002


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
             ISSUED BY RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                          ("GOLDENSELECT DVA PLUS/R/AND
      GOLDENSELECT DVA PLUS/R/FEATURING THE GALAXY VIP FUND PROSPECTUSES")

                          -----------------------------

You should keep this supplement with your Profile and Prospectus.

The name of the Capital Appreciation Series of the GCG Trust has been changed to the Equity Opportunity Series. The name Equity Opportunity Series replaces the Capital Appreciation Series name wherever it appears in your Profile or Prospectus. In addition, the following changes are applicable:

1. Expenses: The expenses of the Equity Opportunity Series are identical to those for the Capital Appreciation Series. Therefore, there is no change to the expense tables or expense examples shown in the Profile or Prospectus for the Capital Appreciation Series, other than the change in the name of the Series.

2. The information for the Capital Appreciation Series contained in Appendix B, The Investment Portfolios, is hereby replaced with the following information for the Equity Opportunity Series:

     INVESTMENT OBJECTIVE
     Long-term capital growth

     PRINCIPAL STRATEGIES
     Invests primarily in attractively valued equity securities of companies with current or emerging earnings growth believed to be not fully appreciated or recognized by the market. The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

     PRINCIPAL RISKS
     Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, Foreign Investment Risk and Derivative Risk.

         MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

124368  ReliaStar DVA Plus and Galaxy DVA Plus                         7/31/02

         MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results.

         VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time.

         FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

         DERIVATIVE RISK refers to the risk that there will be an imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transaction may result in losses that partially or completely offset gains in portfolio positions; and risk that the transactions may not be liquid.

     INVESTMENT MANAGER:  Directed Services, Inc.

     PORTFOLIO MANAGER:  Jennison Associates LLC

The information concerning the investment portfolios in the remainder of the Profile and in the Prospectus remain unchanged.


ING

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.

124368  ReliaStar DVA Plus and Galaxy DVA Plus        2                 7/31/02

                          PART C -- OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a)

(1) All relevant financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

(3)  FAS No. 142 - Transitional Disclosures





                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                        (DOLLARS IN MILLIONS)



                                                                                                                       BALANCE
                                                                                                                         SHEET
   DECEMBER 31, 2001                                                                       COST(1)         VALUE        AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and
       authorities..........................................................               $10.1            $10.5        $10.5
      Public utilities......................................................                67.0             69.5         69.5
      Foreign government....................................................                  .1               .1           .1
      Corporate securities..................................................               786.0            814.9        814.9
      Other asset-backed securities.........................................               295.5            301.7        301.7
      Mortgage-backed securities............................................               296.7            303.4        303.4
                                                                                  ----------------------------------------------
      Total fixed maturities, available for sale............................             1,455.4          1,500.1      1,500.1

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............                 3.6              3.5          3.5

   Mortgage loans on real estate............................................               265.5                         265.5
   Real Estate..............................................................                  .3                            .3
   Policy loans.............................................................                85.0                          85.0
   Other Invested Assets....................................................                 6.5                           6.5
   Short-term investments...................................................                20.5                          20.5
                                                                                  ---------------                 --------------
   Total investments........................................................            $1,836.8                      $1,881.4
                                                                                  ===============                 ==============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.




                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                        (DOLLARS IN MILLIONS)


COLUMN A             COLUMN B     COLUMN C   COLUMN D    COLUMN E   COLUMN F   COLUMN G   COLUMN H    COLUMN I   COLUMN J  COLUMN K
-----------------------------------------------------------------------------------------------------------------------------------
                                   FUTURE
                                   POLICY                                                           AMORTIZA-
                                 BENEFITS,                 OTHER                          BENEFITS    TION OF
                                   LOSSES,                POLICY                            CLAIMS,  DEFERRED
                      DEFERRED     CLAIMS                 CLAIMS INSURANCE                  LOSSES     POLICY
                        POLICY        AND    UNEARNED        AND  PREMIUMS        NET          AND     ACQUI-      OTHER
                   ACQUISITION       LOSS     REVENUE   BENEFITS       AND INVESTMENT   SETTLEMENT     SITION   OPERATING  PREMIUMS
SEGMENT                  COSTS   EXPENSES     RESERVE    PAYABLE   CHARGES     INCOME     EXPENSES      COSTS    EXPENSES*  WRITTEN
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001:

Life insurance            $26.0   $1,550.5      --        $58.9    $150.6     $142.3       $156.8       $3.3       $99.1      --

YEAR ENDED DECEMBER 31, 2000:
Life Insurance

September 1, 2000 to
December 31, 2000          $8.8   $1,571.1      --        $51.3     $51.6      $48.3        $58.6       $2.6       $26.5      --

January 1, 2000 to
August 31, 2000          $166.1   $1,568.1      --        $78.6     $91.4      $97.7       $100.4      $14.7       $46.4      --

YEAR ENDED DECEMBER 31, 1999:

Life insurance           $141.7    1,672.8      --        $62.4    $143.5      149.7       $156.2      $23.1       $55.6      --



* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE
                                                           (in thousands)

Column A                                          COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     PERCENTAGE
                                                                 CEDED TO         ASSUMED                             OF AMOUNT
                                                     GROSS          OTHER      FROM OTHER              NET              ASSUMED
                                                    AMOUNT      COMPANIES       COMPANIES           AMOUNT               TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2001:
    Life insurance in force.................      $34,149,000     $10,687,000      $4,234,000      $27,696,000            15.3%
                                                ================================================================================

Premium
    Life                                          $70,649         $18,054          $3,334          $55,929                 6.0%
    Accident and Health                            16,608          12,358               -            4,250                   -
                                                ----------------------------------------------------------------
    Total Premium                                 $87,257         $30,412          $3,334          $60,179                 5.5%
                                                ================================================================

AT DECEMBER 31, 2000:
    Life insurance in force.................      $33,116,000     $9,126,000       $2,995,000      $26,985,000            11.1%
                                                ================================================================================

    Premium
      September 1, 2000 to
      December 31, 2000

      Life                                        $25,842          $8,437          $1,300          $18,705                 7.0%
      Accident and Health                           5,058           3,963               -            1,095
                                                ----------------------------------------------------------------
      Total Premium                               $30,900         $12,400          $1,300          $19,800                 6.5%
                                                ================================================================

      January 1, 2000 to
      August 31, 2000

      Life                                        $44,898         $20,352          $1,600          $26,146                 6.1%
      Accident and Health                           9,602           7,648               -            1,954
                                                ----------------------------------------------------------------
      Total Premium                               $54,500         $28,000          $1,600          $28,100                 5.7%
                                                ================================================================


AT DECEMBER 31, 1999:
    Life insurance in force.................      $34,702,000     $7,926,000        $2,707,000     $29,483,000             9.2%
                                                ================================================================
Premium
    Life                                          $62,930         $24,985          $2,400          $40,345                 5.9%
    Accident and Health                             8,570           6,115               -            2,455
                                                ----------------------------------------------------------------
    Total Premium                                 $71,500         $31,100          $2,400          $42,800                 5.6%
                                                ================================================================================


                     FAS No. 142 - TRANSITIONAL DISCLOSURES


Had the Companies been accounting for goodwill under SFAS No. 142 for all periods presented, the Companies' net income would have been as follows:

                                                    Post Acquisition                                Pre Acquisition

                                                                 For The Period           For The Period
                                           For The Twelve        September 1, 2000        January 1, 2000       For The Twelve
                                           Months Ended              through                  through           Months Ended
                                           December 31, 2001     December 31, 2000        August 31, 2000       December 31, 1999
                                           (in thousands)         (in thousands)           (in thousands)        (in thousands)



Reported net income, after tax                  $ 25.8                 $ 7.0                   $ 22.8               $ 39.8

Add back goodwill amorization, net of tax       $ 22.4                 $ 7.5                   $  0.6               $  0.9

Adjusted net income, after tax                  $ 48.2                 $14.5                   $ 23.4               $ 40.7





EXHIBITS

(b)

(1) Resolution of the board of directors of First Golden American Life Insurance Company of New York authorizing the establishment of the Registrant is incorporated herein by reference to Item 24 (b) (1) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(2) Form of Custodial Agreement between Registrant and the Bank of New York is incorporated herein by reference to Item 24 (b) (2) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(3) (a) Form of Distribution Agreement between the Depositor and Directed Services, Inc is incorporated herein by reference to Item 24 (b) (3) (a)of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b)  Form of Dealers Agreement is incorporated herein by reference to Item 24
     (b) (3)(b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(4) (a) Individual Deferred Combination Variable and Fixed Annuity Contract is incorporated herein by reference to Item 24 (b) (4)(a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b) Deferred Combination Variable and Fixed Annuity Group Master Contract is incorporated herein by reference to Item 24 (b) (4) (b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(c) Individual Retirement Annuity Rider Page is incorporated herein by reference to Item 24 (b) (4)(c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(d) Schedule Page to the DVA Plus NY Contract featuring The Galaxy VIP Fund is incorporated herein by reference to Item 24 (b) (4)(d) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002
     (File Nos. 333-85326, 811-7935).

(e)  Section 72 Rider is incorporated herein by reference to Item 24 (b) (4)
     (e)of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(f)  Change of Name Endorsement is incorporated herein by reference to Item 24
     (b) (4)(f) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(g) Deferred Combination Variable and Fixed Annuity Certificate (Group) is incorporated herein by reference to Item 24 (b) (4) (g) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(h)  Section 72 Rider (Group) is incorporated herein by reference to Item 24 (b)
     (4)(h) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(i) Individual Retirement Annuity Rider (Group) is incorporated herein by reference to Item 24 (b) (4)(i) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(j) Simple Individual Retirement Annuity Rider (Group) is incorporated herein by reference to Item 24 (b) (4)(j) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(k)  403(b) Rider (Group) is incorporated herein by reference to Item 24 (b) (4)
     (k)of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(l) Roth Individual Retirement Annuity Rider (Group) is incorporated herein by reference to Item 24 (b) (4) (l) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(m) Deferred Combination Variable and Fixed Annuity Contract (Individual) is incorporated herein by reference to Item 24 (b) (4) (m) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(n) Section 72 Rider (Individual) is incorporated herein by reference to Item 24 (b) (4)(n) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(o) Individual Retirement Annuity Rider (Individual) is incorporated herein by reference to Item 24 (b) (4)(o) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(p) Simple Individual Retirement Annuity Rider (Individual) is incorporated herein by reference to Item 24 (b) (4) (p) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(q)  403(b) Rider (Individual) is incorporated herein by reference to Item 24
     (b) (4)(q) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(r) Roth Individual Retirement Annuity Rider (Individual) is incorporated herein by reference to Item 24 (b) (4) (r) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(5) (a) Individual Deferred Combination Variable and Fixed Annuity Application is incorporated herein by reference to Item 24 (b) (5) (a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b) Individual Deferred Combination Variable and Fixed Annuity Application is incorporated herein by reference to Item 24 (b) (5)(b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(c) Individual Deferred Combination Variable and Fixed Annuity Application is incorporated herein by reference to Item 24 (b) (5) (c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(d) Enrollment Form is incorporated herein by reference to Item 24 (b) (5) (d) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(6) (a) Articles of Incorporation of ReliaStar Life Insurance Company of New York is incorporated herein by reference to Item 24 (b) (6) (a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b) By-Laws of ReliaStar Life Insurance Company of New York is incorporated herein by reference to Item 24 (b) (6) (b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(c) Resolution of board of directors for Powers of Attorney is incorporated herein by reference to Item 24 (b) (6) (c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(7)  Not applicable

(8) (a) Form of Services Agreement between Directed Services, Inc. and ReliaStar Life Insurance Company of New York is incorporated herein by reference to Item 24 (b) (8) (a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Golden American Life Insurance Company is incorporated herein by reference to Item 24 (b) (8) (b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(c) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Equitable Life Insurance Company of Iowa is incorporated herein by reference to Item 24 (b) (8) (c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(d) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Travelers Series Fund Inc. is incorporated herein by reference to Item 24 (b) (8) (d) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(e) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Greenwich Street Series is incorporated herein by reference to Item 24 (b) (8) (e) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(f) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Smith Barney Concert Allocation Series Inc. is incorporated herein by reference to Item 24 (b) (8) (f) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(g) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and PIMCO Variable Insurance Trust is incorporated herein by reference to Item 24 (b) (8) (g) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(h) Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC is incorporated herein by reference to Item 24 (b) (8) (h) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(i) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and The Galaxy VIP Fund is incorporated herein by reference to
     Item 24 (b) (8) (i) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(j) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Insurance Trust is incorporated herein by reference to Item 24 (b) (8) (j) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(k) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust is incorporated herein by reference to Item 24 (b) (8) (k) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(l) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. is incorporated herein by reference to Item 24 (b) (8) (l) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(m) Form of Amended Schedule Page to the Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. is incorporated herein by reference to Item 24 (b) (8) (m) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(n) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ProFund Advisors LLC is incorporated herein by reference to
     Item 24 (b) (8) (n) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(o) Form of Reinsurance Agreement between ReliaStar Life Insurance Company of New York and London Life Reinsurance Company of Pennsylvania is incorporated herein by reference to Item 24 (b) (8) (o) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(9)  Opinion and Consent of Counsel

(10) (a) Consent of Ernst & Young LLP, Independent Auditors

(b)  Consent of Deloitte & Touche LLP, Independent Auditors

(c) Consent of Linda E. Senker, Esquire incorporated in Item 9 of this Part C, together with the opinion of Linda E. Senker

(11) Not applicable
(12) Not applicable
(13) Not applicable
(14) Not applicable
(15) (a) Powers of Attorney is incorporated herein by reference to Item
     24 (b) (15) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).
     (b) Powers of Attorney

(16) Subsidiaries of ING Groep N.V. is incorporated herein by reference to Item 24 (b) (16) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Positions and Offices
Name                      Business Address             with Depositor
-----                     ----------------             ---------------------

Keith Gubbay             ReliaStar Life Insurance Co    President, and
                         20 Washington Avenue South     Director
                         Minneapolis, MN  55401

James Roderick Gelder    ReliaStar Life Insurance Co    Director
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Richard Michael Conley   2910 Holly Lane                Director
                         Plymouth, MN  55447

Ulric Haynes, Jr.        17 Bagatelle Rd.               Director
                         Bix Hills, NY  11746

Chris D. Schreier        ING Insurance Operations       Chief Financial Officer
                         5780 Powers Ferry Road         Senior Vice President
                         Atlanta, GA  30327-4390        and Director

P. Randall Lowery        ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Fioravante G. Perrotta   4231 Crayton Rd.               Director
                         Naples, FL 34103

Mark A. Tullis           ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Charles B. Updike        Schoeman Updike & Kaufman      Director
                         60 East 42nd Street
                         New York, NY  10165

Ross M. Weale            56 Cove Rd.                    Director
                         South Salem, NY 10590

William D. Bonneville    ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

James R. McInnis         Golden American Life           Executive Vice President
                         Insurance Company
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Stephen J. Preston       Golden American Life           Executive Vice President
                         Insurance Company              and Director
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Roger D. Roenfeldt       ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

Paula Cludray-Engelke    ReliaStar Life Insurance Co    Secretary
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Allan Baker              ING Life Insurance & Annuity Co Director
                         151 Farmington Avenue
                         Hartford, CT  06156

Robert W. Crispin        ING Investment Management LLC  Senior Vice President
                         5780 Powers Ferry Road         and Director
                         Atlanta, GA  30327-4390

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor does not directly or indirectly control any person.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") - This corporation is a stock life insurance company organized under the laws of the State of Minnesota. The primary purpose of ReliaStar of NY is to offer variable annuity and variable life insurance contracts. ReliaStar of NY is a wholly owned subsidiary of Security-Connecticut Life Insurance Company and is authorized to do business in the District of Columbia, the Dominican Republic and all states.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the organizational chart.

Item 27:  Number of Contractowners

As of June 28, 2002 there are 1067 qualified contract owners and 288 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar of NY shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ReliaStar of NY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ReliaStar of NY may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar of NY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ReliaStar of NY may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for the contracts. DSI is also the principal underwriter for Golden American Life Insurance Company, Separate Account A and Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, Alger Separate Account A of Golden American Life Insurance Company and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Suite 102, Woodbury, NY 11797.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance
Company of New York.

                           SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 1st day of August, 2002.


                                     SEPARATE ACCOUNT NY-B
                                     (Registrant)

                                By:  RELIASTAR LIFE INSURANCE
                                     COMPANY OF NEW YORK
                                     (Depositor)

                                By:  -----------------------------
                                     Keith Gubbay*
                                     President and Director

Attest:   /s/Linda E. Senker
          -------------------
          Linda E. Senker
          Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on August 1, 2002.

       Signature                         Title
       ---------                         -----


       ------------------                President and Director
       Keith Gubbay*                       of Depositor


       ------------------                Senior Vice President,
       Chris Schreier*                     Chief Financial Officer and Director



                      DIRECTORS OF DEPOSITOR


      ---------------------
      Richard M. Conley*


      ---------------------
      Mark A. Tullis*


      ---------------------
      Ulric Haynes*


      ---------------------
      P. Randall Lowery*


      ---------------------
      Fioravante Perrotta*


      ---------------------
      Charles B. Updike*


      ----------------------
      Ross M. Weale*


      ----------------------
      James Roderick Gelder*


      ----------------------
      Robert W. Crispin*


      ----------------------
      Allan Baker*


      ----------------------
      Stephen J. Preston*


       By: /s/Linda E. Senker, Attorney-in-Fact
           ------------------
            Linda E. Senker

_______________________

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM               EXHIBIT                                           PAGE #
----               -------                                           ------



9      Opinion and Consent of Linda E. Senker, Esquire               EX-99.B9

10(a)  Consent of Ernst & Young LLP, Independent Auditors            EX-99.B10A

10(b)  Consent of Deloitte & Touche LLP, Independent Auditors        EX-99.B10B

15(b)  Powers of Attorney                                            EX-99.B15B